Financial risk management (Tables)	3 Months Ended
Mar. 31, 2026
Financial Risk Management
Schedule of amounts receivable	Amounts receivable consist of:
	March 31,	December 31,
	2026	2025

Trade receivables	$1,897	$1,950
Other miscellaneous receivables	144	138

	$2,041	$2,088

Schedule of trade receivables by geography	Trade receivables by geography consist of:
	March 31,	December 31,
	2026	2025

United States	$127	$37
Europe	1,770	1,913

	$1,897	$1,950

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	March 31,	December 31,
	2026	2025

Current	$1,687	$1,910
31-60 days	-	38
61-90 days	201	-
Over 91 days	9	2

	$1,897	$1,950